Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

February 29, 2020

Dates Covered
Collections Period	02/01/20 - 02/29/20
Interest Accrual Period	02/18/20 - 03/15/20
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/20	113,615,322.98	13,516
Yield Supplement Overcollateralization Amount 01/31/20	1,876,434.82	0
Receivables Balance 01/31/20	115,491,757.80	13,516
Principal Payments	6,992,258.18	307
Defaulted Receivables	293,932.06	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/20	1,685,593.61	0
Pool Balance at 02/29/20	106,519,973.95	13,185

Pool Statistics	$ Amount	# of Accounts
Pool Factor	11.78%
Prepayment ABS Speed	1.07%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	2,736,692.48	225
Past Due 61-90 days	706,095.23	58
Past Due 91-120 days	142,884.31	14
Past Due 121+ days	0.00	0
Total	3,585,672.02	297

Total 31+ Delinquent as % Ending Pool Balance	3.37%
Total 61+ Delinquent as % Ending Pool Balance	0.80%
Delinquency Trigger Occurred	NO

Recoveries	275,077.53
Aggregate Net Losses/(Gains) - February 2020	18,854.53
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.20%
Prior Net Losses Ratio	0.82%
Second Prior Net Losses Ratio	0.89%
Third Prior Net Losses Ratio	1.07%
Four Month Average	0.75%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.39%

Overcollateralization Target Amount	8,785,976.54
Actual Overcollateralization	8,785,976.54
Weighted Average APR	3.95%
Weighted Average APR, Yield Adjusted	5.75%
Weighted Average Remaining Term	22.45

Flow of Funds	$ Amount

Collections	7,626,747.56
Investment Earnings on Cash Accounts	26,776.30
Servicing Fee	(96,243.13)
Transfer to Collection Account	0.00
Available Funds	7,557,280.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	139,249.04
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	7,095,349.03
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	322,682.66

Total Distributions of Available Funds	7,557,280.73

Servicing Fee	96,243.13
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 02/18/20	104,829,346.44
Principal Paid	7,095,349.03
Note Balance @ 03/16/20	97,733,997.41

Class A-1
Note Balance @ 02/18/20	0.00
Principal Paid	0.00
Note Balance @ 03/16/20	0.00
Note Factor @ 03/16/20	0.0000000%

Class A-2
Note Balance @ 02/18/20	0.00
Principal Paid	0.00
Note Balance @ 03/16/20	0.00
Note Factor @ 03/16/20	0.0000000%

Class A-3
Note Balance @ 02/18/20	11,999,346.44
Principal Paid	7,095,349.03
Note Balance @ 03/16/20	4,903,997.41
Note Factor @ 03/16/20	1.8717547%

Class A-4
Note Balance @ 02/18/20	74,800,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	74,800,000.00
Note Factor @ 03/16/20	100.0000000%

Class B
Note Balance @ 02/18/20	18,030,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	18,030,000.00
Note Factor @ 03/16/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	139,249.04
Total Principal Paid	7,095,349.03
Total Paid	7,234,598.07

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	17,699.04
Principal Paid	7,095,349.03
Total Paid to A-3 Holders	7,113,048.07

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1621381
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.2616455
Total Distribution Amount	8.4237836

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0675536
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	27.0814848
Total A-3 Distribution Amount	27.1490384

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 02/18/20	22,196,494.13
Investment Earnings	26,417.46
Investment Earnings Paid	(26,417.46)
Deposit/(Withdrawal)	-
Balance as of 03/16/20	22,196,494.13
Change	-

Total Reserve Amount	22,196,494.13